LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2011
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8.	LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Land use rights	23,880	36,569
Accumulated amortization	(2,973)	(3,475)

Land use rights, net	20,907	33,094

Land use rights with net values of RMB3,136 and RMB453 have been pledged as collateral for bank loans of Beijing Origin as of September 30, 2010, and of Linze Origin as of September 30, 2011, respectively.

Amortization expenses for the years ended September 30, 2009, 2010 and 2011 were RMB499, RMB489 and RMB502 respectively.